Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Spectrum Brands	Common Shares $1 Par Value	Additional Paid-In Capital	Additional Paid-In Capital Spectrum Brands	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Retained Earnings Spectrum Brands	Subtotal	Subtotal Spectrum Brands	Non-controlling Interests
Beginning balance at Dec. 31, 2016	$ 10,303,649		$ 359,425	$ 4,812,587		$ 310,697	$ 4,645,391		$ 10,128,100		$ 175,549
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	163,896						167,351		167,351		(3,455)
Other comprehensive income (loss), net of taxes	71,227					71,227			71,227
Reclassification of tax effects from accumulated other comprehensive income	0					(9,200)	9,200		0
Contributions from noncontrolling interests	40,072								0		40,072
Distributions to noncontrolling interests	(12,031)								0		(12,031)
Deconsolidation of real estate entity	(167,163)								0		(167,163)
Share-based compensation expense	48,384			48,384					48,384
Change in fair value of redeemable noncontrolling interests	(94,937)			(94,937)					(94,937)
Purchase of common shares for treasury	(100,477)		(4,024)	(96,453)					(100,477)
Dividends	(120,974)						(120,974)		(120,974)
Other	7,333		826	6,457					7,283		50
Ending balance at Dec. 31, 2017	10,138,979		356,227	4,676,038		372,724	4,700,968		10,105,957		33,022
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	1,009,343						1,022,318		1,022,318		(12,975)
Other comprehensive income (loss), net of taxes	(56,854)					(56,854)			(56,854)
Reversal of cumulative National Beef redeemable noncontrolling interests fair value adjustments prior to deconsolidation	237,669			237,669					237,669
Contributions from noncontrolling interests	113								0		113
Distributions to noncontrolling interests	(7,408)								0		(7,408)
Consolidation of asset management entity	8,316								0		8,316
Change in interest in consolidated subsidiary	0			2,677					2,677		(2,677)
Share-based compensation expense	48,249			48,249					48,249
Change in fair value of redeemable noncontrolling interests	(26,551)			(26,551)					(26,551)
Exercise of options to purchase common shares	2,485		109	2,376					2,485
Purchase of common shares for treasury	(1,148,422)		(50,223)	(1,098,199)					(1,148,422)
Dividends	(158,464)						(158,464)		(158,464)
Other	13,990		1,402	12,588					13,990		0
Ending balance at Nov. 30, 2018	10,079,257		307,515	3,854,847		288,286	5,610,218		10,060,866		18,391
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	957,746						959,593		959,593		(1,847)
Other comprehensive income (loss), net of taxes	(561,325)					(561,325)			(561,325)
Contributions from noncontrolling interests	6,829								0		6,829
Distributions to noncontrolling interests	(5,293)								0		(5,293)
Consolidation of asset management entity	181,780		9,295	168,585					177,880		3,900
Share-based compensation expense	49,848			49,848					49,848
Change in fair value of redeemable noncontrolling interests	(1,213)			(1,213)					(1,213)
Purchase of common shares for treasury	(509,970)		(26,125)	(483,845)					(509,970)
Dividends	(158,302)	$ (451,094)			$ 27,026		(158,302)	$ (478,120)	(158,302)	$ (451,094)
Other	13,421		959	12,463					13,422		(1)
Ending balance at Nov. 30, 2019	$ 9,601,684		$ 291,644	$ 3,627,711		$ (273,039)	$ 5,933,389		$ 9,579,705		$ 21,979